Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of Financing Expenses (Details) - Financing Expenses [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of Financing Expenses (Details) [Line Items]
Debentures interest and related expenses	€ 6,641	€ 3,876	€ 2,130
Interest and commissions related to projects finance	5,938	5,825	5,852
Amortization of capitalized expenses related to projects finance	252	252	246
Interest on minority shareholder loan	2,144	2,014	1,529
Bank charges and other commissions	206	247	471
Interest on lease liability	337	341	296
Loss from exchange rate differences, net	7,768
Total financing expenses	€ 23,286	€ 12,555	€ 10,524